INVESTMENTS IN COMPANIES AND ASSOCIATES (Summarized Data of Financial Statements of Associates) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Investments In Companies And Associates Summarized Data Of Financial Statements Of Associates Details
Assets	[1]	$ 285,988	$ 278,402
Liabilities	[1]	352,892	337,599
Fixed income from real estate rent	[1]	46,324	11,215
Net income (loss)	[1]	$ (9,740)	$ 97

[1]	The information presented does not include excess cost and goodwill.